Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Venerable Variable Insurance Trust
Entity Central Index Key	0001995745
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000247367
Shareholder Report [Line Items]
Fund Name	Venerable US Large Cap Core Equity Fund
Class Name	Class I
Trading Symbol	VVEIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$30Footnote Reference(a)	0.75%Footnote Reference(a)

Expenses Paid, Amount	$ 30	[1]
Expense Ratio, Percent	0.75%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

From inception in August 2025 through the year ended December 31, 2025, the Fund posted positive absolute performance and underperformed its benchmark, the Russell 1000® Index. The Fund maintained diversified exposures through its multi-style and multi-manager approach. Results of the underlying strategies were negative overall. Four of the five underlying strategies underperformed their assigned benchmarks. Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the lowest quality and smallest capitalization stocks, was the sole outperformer over the period. Stock selection was the primary detractor over the period, as holdings within the information technology and healthcare sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most volatile stocks were not rewarded. Sector allocation was mixed over the period, as an overweight to the healthcare sector was additive, while an overweight to the consumer discretionary sector detracted from performance. The Fund's cash was largely equitized during the period using equity index futures.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Russell 1000® Index
8/8/2025	10,000	10,000
12/31/2025	10,580	10,745

Average Annual Return [Table Text Block]
Since Inception
Class I	5.80%
Russell 1000® Index	7.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 655,316,000
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 1,295,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$655,316
Total Number of Portfolio Holdings	329
Total Advisory Fees Paid (thousands)	$1,295
Portfolio Turnover Rate	13%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	2.1%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	39.2%
Financial Services	14.6%
Consumer Discretionary	13.2%
Health Care	9.9%
Producer Durables	9.0%
Materials and Processing	4.0%
Energy	2.9%
Utilities	2.7%
Consumer Staples	2.3%
Other	2.2%

C000247368
Shareholder Report [Line Items]
Fund Name	Venerable US Large Cap Strategic Equity Fund
Class Name	Class I
Trading Symbol	VVSIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities ended the year higher, led by technology and other artificial intelligence (AI)‑linked winners. Market leadership remained concentrated in large-capitalization names tied to AI infrastructure and software, while tariff headlines and policy uncertainty produced bouts of volatility. U.S. monetary policy was generally supportive of markets: at its December meeting, the Federal Reserve lowered the federal funds target range to 3.50%–3.75%, reinforcing expectations that policy rates were moving gradually lower as inflation cooled. Concerns surrounding AI stocks’ valuations and excessive capital expenditures briefly raised market volatility in the beginning of Q4, but equity markets stabilized to finish another strong year of performance.

For the year ended December 31, 2025, the Fund posted positive absolute performance and modestly underperformed its benchmark, the Russell 1000® Index. The Fund maintained diversified exposures through its multi-style and multi-manager approach. Results of the underlying strategies were mixed for the period, detracting from relative performance overall. Three of the seven strategies contributed to relative performance. Value-oriented and multi-factor strategies fared well versus their assigned style benchmarks, while growth- and quality-oriented strategies experienced relative performance headwinds. Stock selection was positive within financials and consumer discretionary sectors. In contrast, selection within information technology and communication services detracted. Sector allocation results were mixed with underweights to consumer discretionary and real estate sectors contributing and overweight to health care and underweight to information technology detracting. The Fund's cash was largely equitized during the period using equity index futures.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Russell 1000® Index
9/4/2024	10,000	10,000
12/31/2024	10,770	10,742
12/31/2025	12,524	12,608

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class I	16.28%	18.54%
Russell 1000® Index	17.37%	19.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,843,981,000
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 19,915,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$2,843,981
Total Number of Portfolio Holdings	424
Total Advisory Fees Paid (thousands)	$19,915
Portfolio Turnover Rate	57%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	3.1%
Common Stocks	96.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	39.3%
Financial Services	15.5%
Consumer Discretionary	13.3%
Health Care	10.2%
Producer Durables	5.6%
Utilities	3.5%
Materials and Processing	3.4%
Consumer Staples	3.3%
Energy	2.6%
Other	3.3%

Material Fund Change [Text Block]

Material Fund Changes

In September 2025, Putnam Investment Management, LLC was appointed to serve as an additional non-discretionary investment sub-adviser to the Fund.

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at https://docs.venerable.com/#/venerable-variable-insurance-trustor upon a request at 1-800-366-0066.

Material Fund Change Adviser [Text Block]	In September 2025, Putnam Investment Management, LLC was appointed to serve as an additional non-discretionary investment sub-adviser to the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at https://docs.venerable.com/#/venerable-variable-insurance-trustor upon a request at 1-800-366-0066.

C000247369
Shareholder Report [Line Items]
Fund Name	Venerable US Large Cap Strategic Equity Fund
Class Name	Class V
Trading Symbol	VVSVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$93	0.86%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities ended the year higher, led by technology and other artificial intelligence (AI)‑linked winners. Market leadership remained concentrated in large-capitalization names tied to AI infrastructure and software, while tariff headlines and policy uncertainty produced bouts of volatility. U.S. monetary policy was generally supportive of markets: at its December meeting, the Federal Reserve lowered the federal funds target range to 3.50%–3.75%, reinforcing expectations that policy rates were moving gradually lower as inflation cooled. Concerns surrounding AI stocks’ valuations and excessive capital expenditures briefly raised market volatility in the beginning of Q4, but equity markets stabilized to finish another strong year of performance.

For the year ended December 31, 2025, the Fund posted positive absolute performance and modestly underperformed its benchmark, the Russell 1000® Index. The Fund maintained diversified exposures through its multi-style and multi-manager approach. Results of the underlying strategies were mixed for the period, detracting from relative performance overall. Three of the seven strategies contributed to relative performance. Value-oriented and multi-factor strategies fared well versus their assigned style benchmarks, while growth- and quality-oriented strategies experienced relative performance headwinds. Stock selection was positive within financials and consumer discretionary sectors. In contrast, selection within information technology and communication services detracted. Sector allocation results were mixed with underweights to consumer discretionary and real estate sectors contributing and overweight to health care and underweight to information technology detracting. The Fund's cash was largely equitized during the period using equity index futures.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class V	Russell 1000® Index
9/4/2024	10,000	10,000
12/31/2024	10,760	10,742
12/31/2025	12,509	12,608

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class V	16.25%	18.43%
Russell 1000® Index	17.37%	19.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,843,981,000
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 19,915,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$2,843,981
Total Number of Portfolio Holdings	424
Total Advisory Fees Paid (thousands)	$19,915
Portfolio Turnover Rate	57%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	3.1%
Common Stocks	96.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	39.3%
Financial Services	15.5%
Consumer Discretionary	13.3%
Health Care	10.2%
Producer Durables	5.6%
Utilities	3.5%
Materials and Processing	3.4%
Consumer Staples	3.3%
Energy	2.6%
Other	3.3%

Material Fund Change [Text Block]

Material Fund Changes

In September 2025, Putnam Investment Management, LLC was appointed to serve as an additional non-discretionary investment sub-adviser to the Fund.

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at https://docs.venerable.com/#/venerable-variable-insurance-trustor upon a request at 1-800-366-0066.

Material Fund Change Adviser [Text Block]	In September 2025, Putnam Investment Management, LLC was appointed to serve as an additional non-discretionary investment sub-adviser to the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at https://docs.venerable.com/#/venerable-variable-insurance-trustor upon a request at 1-800-366-0066.

C000258265
Shareholder Report [Line Items]
Fund Name	Venerable US Small Cap Fund
Class Name	Class V
Trading Symbol	VEAVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$25Footnote Reference(a)	0.85%Footnote Reference(a)

Expenses Paid, Amount	$ 25	[2]
Expense Ratio, Percent	0.85%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. large-cap technology stocks continued to post robust returns amid artificial intelligence optimism, leading U.S. equities higher in 2025. U.S. small-cap stocks rebounded from a challenging first quarter to collectively deliver solid gains, including reaching a record high in September. Global stock markets were shocked in early April by “Liberation Day” announcements promising to levy a range of punitive tariffs on U.S. trading partners. However, trade agreements eased tensions and restored investor confidence. The rest of the year was characterized by steady gains, as investors focused on strong macro and corporate fundamentals.

From inception in September 2025 through the year ended December 31, 2025, the Fund posted positive absolute performance and underperformed its secondary benchmark, the Russell 2000® Index. The Fund maintained diversified exposures through its multi-style and multi-manager approach. In the aggregate, the underlying strategies underperformed over the period. Style headwinds weighed on the growth-oriented strategy, which also underperformed its assigned style benchmark, with stock selection in the health care sector being the primary detractor. Despite positive stock selection results, the value-oriented strategy lagged its assigned style benchmark owing to sector allocation decisions, most notably an overweight to the information technology sector. The Fund's cash was largely equitized during the period using equity index futures.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class V	Russell 3000®IndexFootnote Reference(b)	Russell 2000® Index
9/12/2025	10,000	10,000	10,000
12/31/2025	10,250	10,392	10,397

Average Annual Return [Table Text Block]
Since Inception
Class V	2.50%
Russell 3000®IndexFootnote Reference(b)	3.92%
Russell 2000® Index	3.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 141,337,000
Holdings Count | Holding	892
Advisory Fees Paid, Amount	$ 303,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$141,337
Total Number of Portfolio Holdings	892
Total Advisory Fees Paid (thousands)	$303
Portfolio Turnover Rate	24%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.6%
Short-Term Investments	3.4%
Common Stocks	96.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Producer Durables	18.2%
Financial Services	17.8%
Health Care	16.8%
Technology	16.5%
Consumer Discretionary	10.6%
Materials and Processing	8.2%
Energy	4.7%
Utilities	2.3%
Consumer Staples	0.9%
Other	4.0%

C000259908
Shareholder Report [Line Items]
Fund Name	Venerable Emerging Markets Equity Fund
Class Name	Class V
Trading Symbol	VVDVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$44Footnote Reference(a)	1.44%Footnote Reference(a)

Expenses Paid, Amount	$ 44	[3]
Expense Ratio, Percent	1.44%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

From the Fund’s inception in September 2025 through the year ended December 31, 2025, emerging markets equities generally performed well, modestly outperforming developed markets equity. Over the same period, the Fund posted positive absolute performance and moderately underperformed its benchmark, the MSCI Emerging Markets Index. The Fund maintained diversified exposures through its multi-style and multi-manager approach. In the aggregate, the underlying strategies detracted from relative performance, with three of the seven underlying strategies outperforming the Fund’s benchmark for the period. Stock selection within Brazil was a challenge, as well as exposure to names linked to e-commerce in Southeast Asia. Stock selection within Thailand was also unrewarded. On the other hand, stock selection within South Korea was a key contributor over the period. Stock selection within the materials sector was also helpful. An underweight to India was additive as well.

Value-oriented strategies were in favor over the fourth quarter and did well, contributing to the Fund’s returns, whereas quality-growth oriented strategies struggled.

Russell Investment Management, LLC’s low-volatility oriented positioning strategy was beneficial, as the strategy’s tilt away from the highest volatility pocket of the market was helpful, particularly being underweight Chinese large-cap consumer names and Chinese pharmaceutical companies.

Over the period, the Fund exited its modest futures allocation to Taiwan and ended the period underweight the market. The Fund also utilized a modest short futures position on South Korea to mitigate overall portfolio risk following a very strong run of the South Korean market. This also served to reduce the Fund’s benchmark-relative overweight to South Korea. The Fund also initiated a modest long futures position on India following the market’s relative underperformance, with the aim of reducing the Fund’s benchmark-relative underweight to the market. The Fund's cash was largely equitized during the period using equity index futures.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class V	MSCI Emerging Markets Index (Net)
9/12/2025	10,000	10,000
12/31/2025	10,570	10,643

Average Annual Return [Table Text Block]
Since Inception
Class V	5.70%
MSCI Emerging Markets Index (Net)	6.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 140,023,000
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 422,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$140,023
Total Number of Portfolio Holdings	436
Total Advisory Fees Paid (thousands)	$422
Portfolio Turnover Rate	14%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.9)%
Preferred Stocks	1.2%
Short-Term Investments	4.4%
Common Stocks	95.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	25.2%
Taiwan	16.9%
South Korea	15.2%
India	11.2%
Brazil	5.6%
South Africa	3.0%
Mexico	2.2%
Thailand	2.1%
Saudi Arabia	1.8%
Indonesia	1.5%
Other Common Stocks	10.6%
Other	4.7%

C000259911
Shareholder Report [Line Items]
Fund Name	Venerable World Equity Fund
Class Name	Class I
Trading Symbol	VVWIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$29Footnote Reference(a)	0.90%Footnote Reference(a)

Expenses Paid, Amount	$ 29	[4]
Expense Ratio, Percent	0.90%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

From the Fund’s inception in September 2025 through the year ended December 31, 2025, global equities delivered steady gains across regions. Over the same period, the Fund posted positive absolute performance and outperformed its benchmark, the MSCI World Index. Three of the Fund’s six underlying strategies outperformed their assigned benchmarks for the period. Stock selection was the primary driver of outperformance over the period, as holdings within the information technology and financials sectors contributed to performance. Factor positioning was negative, as tilts toward growth, quality and low volatility stocks were not rewarded, while a tilt toward inexpensive names in the benchmark helped reduce the negative impact. Sector allocation decisions had a positive impact over the period, driven by the overweight to the healthcare sector and the underweight to information technology. Russell Investment Management Company, LLC, used derivatives to manage country and currency exposures, and the Fund's cash was largely equitized during the period using equity index futures.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	MSCI World Index (Net)
9/5/2025	10,000	10,000
12/31/2025	10,630	10,606

Average Annual Return [Table Text Block]
Since Inception
Class I	6.30%
MSCI World Index (Net)	6.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,119,909,000
Holdings Count | Holding	650
Advisory Fees Paid, Amount	$ 2,600,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,119,909
Total Number of Portfolio Holdings	650
Total Advisory Fees Paid (thousands)	$2,600
Portfolio Turnover Rate	33%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.4%
Preferred Stocks	0.3%
Short-Term Investments	3.5%
Common Stocks	94.8%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	59.0%
United Kingdom	5.0%
Japan	4.5%
France	4.5%
Germany	2.8%
Taiwan	2.5%
Netherlands	2.5%
Canada	2.0%
China	1.8%
Switzerland	1.4%
Other Common Stocks	8.8%
Other	5.2%

C000259910
Shareholder Report [Line Items]
Fund Name	Venerable World Equity Fund
Class Name	Class V
Trading Symbol	VVWVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$28Footnote Reference(a)	0.85%Footnote Reference(a)

Expenses Paid, Amount	$ 28	[5]
Expense Ratio, Percent	0.85%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

From the Fund’s inception in September 2025 through the year ended December 31, 2025, global equities delivered steady gains across regions. Over the same period, the Fund posted positive absolute performance and outperformed its benchmark, the MSCI World Index. Three of the Fund’s six underlying strategies outperformed their assigned benchmarks for the period. Stock selection was the primary driver of outperformance over the period, as holdings within the information technology and financials sectors contributed to performance. Factor positioning was negative, as tilts toward growth, quality and low volatility stocks were not rewarded, while a tilt toward inexpensive names in the benchmark helped reduce the negative impact. Sector allocation decisions had a positive impact over the period, driven by the overweight to the healthcare sector and the underweight to information technology. Russell Investment Management Company, LLC, used derivatives to manage country and currency exposures, and the Fund's cash was largely equitized during the period using equity index futures.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class V	MSCI World Index (Net)
9/5/2025	10,000	10,000
12/31/2025	10,640	10,606

Average Annual Return [Table Text Block]
Since Inception
Class V	6.40%
MSCI World Index (Net)	6.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,119,909,000
Holdings Count | Holding	650
Advisory Fees Paid, Amount	$ 2,600,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,119,909
Total Number of Portfolio Holdings	650
Total Advisory Fees Paid (thousands)	$2,600
Portfolio Turnover Rate	33%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.4%
Preferred Stocks	0.3%
Short-Term Investments	3.5%
Common Stocks	94.8%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	59.0%
United Kingdom	5.0%
Japan	4.5%
France	4.5%
Germany	2.8%
Taiwan	2.5%
Netherlands	2.5%
Canada	2.0%
China	1.8%
Switzerland	1.4%
Other Common Stocks	8.8%
Other	5.2%

C000247359
Shareholder Report [Line Items]
Fund Name	Venerable High Yield Fund
Class Name	Class I
Trading Symbol	VHYIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Risk assets were shocked in early April by “Liberation Day” announcements promising to levy a range of punitive tariffs on U.S. trading partners. Credit spreads widened significantly and high yield (HY) bond market performance suffered. However, subsequent trade agreements eased tensions and restored investor confidence. The rest of the year was characterized by steady gains for the HY bond market and other risk assets, supported by generally favorable macroeconomic and corporate fundamentals. By year's end, U.S. HY bond market index spreads were moderately tighter than they were to start the year.

For the year ended December 31, 2025, the Fund posted positive absolute performance and slightly lagged its secondary benchmark, the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. Security selection positively contributed to performance, led by selection within the healthcare, automotive, and non-bank financials industries. In contrast, selection in chemicals, media entertainment, and building-related issues detracted. Industry allocation was a slight detractor overall. Positive contributions from underweights to retail and technology sectors and overweights to media entertainment and financials were offset by overweights to underperforming chemicals and energy segments as well as underweights to consumer cyclicals services and cable satellite.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(a)	Bloomberg U.S. High Yield-2% Issuer Capped Bond Index
9/4/2024	10,000	10,000	10,000
12/31/2024	10,047	9,733	10,179
12/31/2025	10,903	10,444	11,057

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class I	8.52%	6.75%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(a)	7.30%	3.34%
Bloomberg U.S. High Yield-2% Issuer Capped Bond Index	8.62%	7.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 702,134,000
Holdings Count | Holding	252
Advisory Fees Paid, Amount	$ 3,974,000
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$702,134
Total Number of Portfolio Holdings	252
Total Advisory Fees Paid (thousands)	$3,974
Portfolio Turnover Rate	46%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.8%
Preferred Stocks	0.1%
Long-Term Fixed Income Investments	98.1%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	96.4%
United States Government Agencies	1.7%
Other	1.9%

C000247358
Shareholder Report [Line Items]
Fund Name	Venerable High Yield Fund
Class Name	Class V
Trading Symbol	VHYVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Risk assets were shocked in early April by “Liberation Day” announcements promising to levy a range of punitive tariffs on U.S. trading partners. Credit spreads widened significantly and high yield (HY) bond market performance suffered. However, subsequent trade agreements eased tensions and restored investor confidence. The rest of the year was characterized by steady gains for the HY bond market and other risk assets, supported by generally favorable macroeconomic and corporate fundamentals. By year's end, U.S. HY bond market index spreads were moderately tighter than they were to start the year.

For the year ended December 31, 2025, the Fund posted positive absolute performance and slightly lagged its secondary benchmark, the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. Security selection positively contributed to performance, led by selection within the healthcare, automotive, and non-bank financials industries. In contrast, selection in chemicals, media entertainment, and building-related issues detracted. Industry allocation was a slight detractor overall. Positive contributions from underweights to retail and technology sectors and overweights to media entertainment and financials were offset by overweights to underperforming chemicals and energy segments as well as underweights to consumer cyclicals services and cable satellite.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class V	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(a)	Bloomberg U.S. High Yield-2% Issuer Capped Bond Index
9/4/2024	10,000	10,000	10,000
12/31/2024	10,059	9,733	10,179
12/31/2025	10,913	10,444	11,057

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class V	8.49%	6.82%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(a)	7.30%	3.34%
Bloomberg U.S. High Yield-2% Issuer Capped Bond Index	8.62%	7.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 702,134,000
Holdings Count | Holding	252
Advisory Fees Paid, Amount	$ 3,974,000
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$702,134
Total Number of Portfolio Holdings	252
Total Advisory Fees Paid (thousands)	$3,974
Portfolio Turnover Rate	46%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.8%
Preferred Stocks	0.1%
Long-Term Fixed Income Investments	98.1%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	96.4%
United States Government Agencies	1.7%
Other	1.9%

C000247365
Shareholder Report [Line Items]
Fund Name	Venerable Strategic Bond Fund
Class Name	Class I
Trading Symbol	VVBIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Bond markets delivered broadly positive results in 2025 as many major central banks moved from restrictive settings toward easing, and investors earned meaningful carry. The U.S. Federal Reserve cut the policy rate by a cumulative 75 basis points over the year, which helped support duration-sensitive assets and reinforced demand for yield across credit and securitized markets. The overall backdrop was supportive for most core and spread sectors.

For the year ended December 31, 2025, the Fund posted positive absolute performance and moderately trailed its benchmark, the Bloomberg U.S. Aggregate Bond Index. Allocations to mortgage-backed securities (MBS), collateralized loan obligations (CLOs), corporate investment-grade bonds, and commercial mortgage-backed securities (CMBS) strengthened relative returns. Gains for many of these bond sectors were supported by coupon carry and a duration tailwind as Treasury yields declined. Agency MBS spreads tightened, and the sector outperformed other securitized sectors thanks to strong bank demand and falling mortgage rates. On CMBS, demand for commercial real estate was resilient in the face of labor market softness, sticky inflation, and tariffs impacts. For corporate bonds, credit spreads stayed tight for most of the year, reflecting a resilient economy and generally solid corporate fundamentals. In contrast, security selection in MBS detracted from results.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
9/4/2024	10,000	10,000
12/31/2024	9,646	9,733
12/31/2025	10,330	10,444

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class I	6.98%	2.48%
Bloomberg U.S. Aggregate Bond Index	7.30%	3.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,806,311,000
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 7,913,000
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,806,311
Total Number of Portfolio Holdings	498
Total Advisory Fees Paid (thousands)	$7,913
Portfolio Turnover Rate	122%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(20.4)%
Short-Term Investments	3.5%
Long-Term Fixed Income Investments	116.9%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Mortgage-Backed Securities	46.3%
United States Government Treasuries	31.6%
Corporate Bonds and Notes	30.3%
Asset-Backed Securities	7.9%
International Debt	0.8%
Other	(16.9)%

C000247364
Shareholder Report [Line Items]
Fund Name	Venerable Strategic Bond Fund
Class Name	Class V
Trading Symbol	VVBVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Bond markets delivered broadly positive results in 2025 as many major central banks moved from restrictive settings toward easing, and investors earned meaningful carry. The U.S. Federal Reserve cut the policy rate by a cumulative 75 basis points over the year, which helped support duration-sensitive assets and reinforced demand for yield across credit and securitized markets. The overall backdrop was supportive for most core and spread sectors.

For the year ended December 31, 2025, the Fund posted positive absolute performance and moderately trailed its benchmark, the Bloomberg U.S. Aggregate Bond Index. Allocations to mortgage-backed securities (MBS), collateralized loan obligations (CLOs), corporate investment-grade bonds, and commercial mortgage-backed securities (CMBS) strengthened relative returns. Gains for many of these bond sectors were supported by coupon carry and a duration tailwind as Treasury yields declined. Agency MBS spreads tightened, and the sector outperformed other securitized sectors thanks to strong bank demand and falling mortgage rates. On CMBS, demand for commercial real estate was resilient in the face of labor market softness, sticky inflation, and tariffs impacts. For corporate bonds, credit spreads stayed tight for most of the year, reflecting a resilient economy and generally solid corporate fundamentals. In contrast, security selection in MBS detracted from results.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class V	Bloomberg U.S. Aggregate Bond Index
9/4/2024	10,000	10,000
12/31/2024	9,632	9,733
12/31/2025	10,294	10,444

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class V	6.87%	2.21%
Bloomberg U.S. Aggregate Bond Index	7.30%	3.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,806,311,000
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 7,913,000
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,806,311
Total Number of Portfolio Holdings	498
Total Advisory Fees Paid (thousands)	$7,913
Portfolio Turnover Rate	122%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(20.4)%
Short-Term Investments	3.5%
Long-Term Fixed Income Investments	116.9%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Mortgage-Backed Securities	46.3%
United States Government Treasuries	31.6%
Corporate Bonds and Notes	30.3%
Asset-Backed Securities	7.9%
International Debt	0.8%
Other	(16.9)%

C000247360
Shareholder Report [Line Items]
Fund Name	Venerable Large Cap Index Fund
Class Name	Class I
Trading Symbol	VVLIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$9Footnote Reference(a)	0.28%Footnote Reference(a)

Expenses Paid, Amount	$ 9	[6]
Expense Ratio, Percent	0.28%	[6]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equity markets recorded positive returns for the calendar year, supported by corporate earnings growth and generally favorable economic conditions, despite intermittent market volatility related to interest rate expectations and geopolitical developments. For the year ended December 31, 2025, the Fund posted positive absolute performance and achieved its investment objective by closely tracking the performance of its benchmark, the S&P 500® Index, before expenses. The Fund's cash was largely equitized during the period using equity index futures.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	S&P 500® Index
9/5/2025	10,000	10,000
12/31/2025	10,590	10,601

Average Annual Return [Table Text Block]
Since Inception
Class I	5.90%
S&P 500® Index	6.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 4,684,353,000
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 5,557,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$4,684,353
Total Number of Portfolio Holdings	505
Total Advisory Fees Paid (thousands)	$5,557
Portfolio Turnover Rate	20%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Short-Term Investments	0.9%
Common Stocks	99.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	43.0%
Financial Services	14.2%
Consumer Discretionary	13.4%
Health Care	9.3%
Producer Durables	7.1%
Utilities	3.2%
Consumer Staples	3.2%
Materials and Processing	2.9%
Energy	2.8%
Other	0.9%

Material Fund Change [Text Block]

Material Fund Changes

In December 2025, the Fund’s Board of Trustees approved revisions to the Fund’s fundamental investment policy to allow the Fund to temporarily exceed its diversification limits to the extent the S&P 500 Index, the Fund’s index, becomes non-diversified.

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at https://docs.venerable.com/#/venerable-variable-insurance-trustor upon a request at 1-800-366-0066.

Material Fund Change Objectives [Text Block]

In December 2025, the Fund’s Board of Trustees approved revisions to the Fund’s fundamental investment policy to allow the Fund to temporarily exceed its diversification limits to the extent the S&P 500 Index, the Fund’s index, becomes non-diversified.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at https://docs.venerable.com/#/venerable-variable-insurance-trustor upon a request at 1-800-366-0066.

C000247361
Shareholder Report [Line Items]
Fund Name	Venerable Large Cap Index Fund
Class Name	Class V
Trading Symbol	VVLVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equity markets recorded positive returns for the calendar year, supported by corporate earnings growth and generally favorable economic conditions, despite intermittent market volatility related to interest rate expectations and geopolitical developments. For the year ended December 31, 2025, the Fund posted positive absolute performance and achieved its investment objective by closely tracking the performance of its benchmark, the S&P 500® Index, before expenses. The Fund's cash was largely equitized during the period using equity index futures.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class V	S&P 500® Index
9/4/2024	10,000	10,000
12/31/2024	10,900	10,701
12/31/2025	12,785	12,615

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class V	17.30%	20.40%
S&P 500® Index	17.88%	19.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 4,684,353,000
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 5,557,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$4,684,353
Total Number of Portfolio Holdings	505
Total Advisory Fees Paid (thousands)	$5,557
Portfolio Turnover Rate	20%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Short-Term Investments	0.9%
Common Stocks	99.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	43.0%
Financial Services	14.2%
Consumer Discretionary	13.4%
Health Care	9.3%
Producer Durables	7.1%
Utilities	3.2%
Consumer Staples	3.2%
Materials and Processing	2.9%
Energy	2.8%
Other	0.9%

Material Fund Change [Text Block]

Material Fund Changes

In December 2025, the Fund’s Board of Trustees approved revisions to the Fund’s fundamental investment policy to allow the Fund to temporarily exceed its diversification limits to the extent the S&P 500 Index, the Fund’s index, becomes non-diversified.

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at https://docs.venerable.com/#/venerable-variable-insurance-trustor upon a request at 1-800-366-0066.

Material Fund Change Objectives [Text Block]

In December 2025, the Fund’s Board of Trustees approved revisions to the Fund’s fundamental investment policy to allow the Fund to temporarily exceed its diversification limits to the extent the S&P 500 Index, the Fund’s index, becomes non-diversified.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at https://docs.venerable.com/#/venerable-variable-insurance-trustor upon a request at 1-800-366-0066.

C000258279
Shareholder Report [Line Items]
Fund Name	Venerable Mid Cap Index Fund
Class Name	Class V
Trading Symbol	VEFVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$19Footnote Reference(a)	0.65%Footnote Reference(a)

Expenses Paid, Amount	$ 19	[7]
Expense Ratio, Percent	0.65%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

From the Fund’s inception in September 2025 through the year ended December 31, 2025, U.S. mid-cap equities generated positive returns, supported by favorable market conditions and despite intermittent volatility. Over the same period, the Fund posted positive absolute performance and achieved its investment objective by closely tracking the performance of its secondary benchmark, the Russell Midcap® Index, before expenses. The Fund's cash was largely equitized during the period using equity index futures.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class V	Russell 3000®IndexFootnote Reference(b)	Russell Midcap® Index
9/12/2025	10,000	10,000	10,000
12/31/2025	10,010	10,392	10,033

Average Annual Return [Table Text Block]
Since Inception
Class V	0.10%
Russell 3000®IndexFootnote Reference(b)	3.92%
Russell Midcap® Index	0.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,065,542,000
Holdings Count | Holding	813
Advisory Fees Paid, Amount	$ 841,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,065,542
Total Number of Portfolio Holdings	813
Total Advisory Fees Paid (thousands)	$841
Portfolio Turnover Rate	57%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.4%
Short-Term Investments	0.8%
Common Stocks	98.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	20.2%
Producer Durables	16.4%
Consumer Discretionary	15.3%
Technology	15.0%
Health Care	9.6%
Utilities	6.9%
Materials and Processing	6.7%
Energy	4.8%
Consumer Staples	3.9%
Other	1.2%

C000258282
Shareholder Report [Line Items]
Fund Name	Venerable Small Cap Index Fund
Class Name	Class V
Trading Symbol	VVAVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$20Footnote Reference(a)	0.68%Footnote Reference(a)

Expenses Paid, Amount	$ 20	[8]
Expense Ratio, Percent	0.68%	[8]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

From the Fund’s inception in September 2025 through the year ended December 31, 2025, U.S. small-cap equities posted positive returns amid fluctuating market conditions and heightened volatility relative to large-cap equities. Over the same period, the Fund recorded positive absolute performance and achieved its investment objective by closely tracking the performance of its secondary benchmark, the Russell 2000® Index, before expenses. The Fund's cash was largely equitized during the period using equity index futures.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class V	Russell 3000®IndexFootnote Reference(b)	Russell 2000® Index
9/12/2025	10,000	10,000	10,000
12/31/2025	10,370	10,392	10,397

Average Annual Return [Table Text Block]
Since Inception
Class V	3.70%
Russell 3000®IndexFootnote Reference(b)	3.92%
Russell 2000® Index	3.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 235,666,000
Holdings Count | Holding	1,956
Advisory Fees Paid, Amount	$ 222,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$235,666
Total Number of Portfolio Holdings	1,956
Total Advisory Fees Paid (thousands)	$222
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	1.8%
Common Stocks	98.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	23.3%
Health Care	17.9%
Producer Durables	15.5%
Technology	13.2%
Consumer Discretionary	10.7%
Materials and Processing	7.1%
Utilities	4.3%
Energy	4.2%
Consumer Staples	1.8%
Other	2.0%

C000258276
Shareholder Report [Line Items]
Fund Name	Venerable International Index Fund
Class Name	Class I
Trading Symbol	VEEIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$15Footnote Reference(a)	0.45%Footnote Reference(a)

Expenses Paid, Amount	$ 15	[9]
Expense Ratio, Percent	0.45%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

From the Fund’s inception in September 2025 through the year ended December 31, 2025, developed international equity markets recorded positive returns despite ongoing market volatility related to economic and geopolitical developments. Over the period, the Fund posted positive absolute performance and achieved its investment objective by closely tracking the performance of its benchmark, the MSCI EAFE Index, before expenses. The Fund's cash was largely equitized during the period using equity index futures.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Index (Net)
9/5/2025	10,000	10,000
12/31/2025	10,620	10,659

Average Annual Return [Table Text Block]
Since Inception
Class I	6.20%
MSCI EAFE Index (Net)	6.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,022,325,000
Holdings Count | Holding	692
Advisory Fees Paid, Amount	$ 954,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,022,325
Total Number of Portfolio Holdings	692
Total Advisory Fees Paid (thousands)	$954
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.2)%
Preferred Stocks	0.3%
Short-Term Investments	0.9%
Common Stocks	99.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	22.0%
United Kingdom	11.2%
United States	9.4%
Germany	9.3%
France	9.0%
Australia	7.0%
Switzerland	4.9%
Netherlands	4.7%
Spain	3.7%
Sweden	3.3%
Other Common Stocks	14.5%
Other	1.0%

C000258277
Shareholder Report [Line Items]
Fund Name	Venerable International Index Fund
Class Name	Class V
Trading Symbol	VEEVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$23Footnote Reference(a)	0.70%Footnote Reference(a)

Expenses Paid, Amount	$ 23	[10]
Expense Ratio, Percent	0.70%	[10]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

From the Fund’s inception in September 2025 through the year ended December 31, 2025, developed international equity markets recorded positive returns despite ongoing market volatility related to economic and geopolitical developments. Over the period, the Fund posted positive absolute performance and achieved its investment objective by closely tracking the performance of its benchmark, the MSCI EAFE Index, before expenses. The Fund's cash was largely equitized during the period using equity index futures.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class V	MSCI EAFE Index (Net)
9/5/2025	10,000	10,000
12/31/2025	10,610	10,659

Average Annual Return [Table Text Block]
Since Inception
Class V	6.10%
MSCI EAFE Index (Net)	6.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,022,325,000
Holdings Count | Holding	692
Advisory Fees Paid, Amount	$ 954,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,022,325
Total Number of Portfolio Holdings	692
Total Advisory Fees Paid (thousands)	$954
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.2)%
Preferred Stocks	0.3%
Short-Term Investments	0.9%
Common Stocks	99.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	22.0%
United Kingdom	11.2%
United States	9.4%
Germany	9.3%
France	9.0%
Australia	7.0%
Switzerland	4.9%
Netherlands	4.7%
Spain	3.7%
Sweden	3.3%
Other Common Stocks	14.5%
Other	1.0%

C000258270
Shareholder Report [Line Items]
Fund Name	Venerable Bond Index Fund
Class Name	Class I
Trading Symbol	VECIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$11Footnote Reference(a)	0.36%Footnote Reference(a)

Expenses Paid, Amount	$ 11	[11]
Expense Ratio, Percent	0.36%	[11]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

From the Fund's inception in September 2025 through the year ended December 31, 2025, market sentiment wavered as uncertainties increased in the initial portion of Q4 and rebounded to an extent in December due to strong U.S. economic growth and moderate inflation. The U.S. Federal Reserve (Fed) delivered three successive 25-bp cuts to the federal funds rate across their meetings in Q4, ending the period at 3.50% - 3.75%. Fixed income volatility fell toward the end of the quarter, reaching lowest levels since 2021.

Since inception, the Fund posted positive absolute performance and achieved its investment objective by closely tracking the performance of its benchmark, the Bloomberg U.S. Aggregate Bond Index, before expenses. Securitized sectors saw positive absolute returns as spreads tightened. Investment-grade corporate bonds also performed positively.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
9/5/2025	10,000	10,000
12/31/2025	10,096	10,127

Average Annual Return [Table Text Block]
Since Inception
Class I	0.96%
Bloomberg U.S. Aggregate Bond Index	1.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 367,352,000
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 284,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$367,352
Total Number of Portfolio Holdings	377
Total Advisory Fees Paid (thousands)	$284
Portfolio Turnover Rate	27%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.1%
Short-Term Investments	0.3%
Long-Term Fixed Income Investments	98.6%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
United States Government Treasuries	44.7%
Corporate Bonds and Notes	25.7%
Mortgage-Backed Securities	25.5%
International Debt	1.8%
United States Government Agencies	0.5%
Asset-Backed Securities	0.4%
Other	1.4%

C000258271
Shareholder Report [Line Items]
Fund Name	Venerable Bond Index Fund
Class Name	Class V
Trading Symbol	VECVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$19Footnote Reference(a)	0.61%Footnote Reference(a)

Expenses Paid, Amount	$ 19	[12]
Expense Ratio, Percent	0.61%	[12]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

From the Fund's inception in September 2025 through the year ended December 31, 2025, market sentiment wavered as uncertainties increased in the initial portion of Q4 and rebounded to an extent in December due to strong U.S. economic growth and moderate inflation. The U.S. Federal Reserve (Fed) delivered three successive 25-bp cuts to the federal funds rate across their meetings in Q4, ending the period at 3.50% - 3.75%. Fixed income volatility fell toward the end of the quarter, reaching lowest levels since 2021.

Since inception, the Fund posted positive absolute performance and achieved its investment objective by closely tracking the performance of its benchmark, the Bloomberg U.S. Aggregate Bond Index, before expenses. Securitized sectors saw positive absolute returns as spreads tightened. Investment-grade corporate bonds also performed positively.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class V	Bloomberg U.S. Aggregate Bond Index
9/5/2025	10,000	10,000
12/31/2025	10,084	10,127

Average Annual Return [Table Text Block]
Since Inception
Class V	0.84%
Bloomberg U.S. Aggregate Bond Index	1.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 367,352,000
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 284,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$367,352
Total Number of Portfolio Holdings	377
Total Advisory Fees Paid (thousands)	$284
Portfolio Turnover Rate	27%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.1%
Short-Term Investments	0.3%
Long-Term Fixed Income Investments	98.6%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
United States Government Treasuries	44.7%
Corporate Bonds and Notes	25.7%
Mortgage-Backed Securities	25.5%
International Debt	1.8%
United States Government Agencies	0.5%
Asset-Backed Securities	0.4%
Other	1.4%

C000258274
Shareholder Report [Line Items]
Fund Name	Venerable Intermediate Corporate Bond Index Fund
Class Name	Class I
Trading Symbol	VEBIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$11Footnote Reference(a)	0.36%Footnote Reference(a)

Expenses Paid, Amount	$ 11	[13]
Expense Ratio, Percent	0.36%	[13]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

From the Fund's inception in September 2025 through the year ended December 31, 2025, risk assets generally performed well, and all-in U.S. investment grade (IG) fixed income yields remained attractive relative to perceived risk. This supported investor sentiment despite spreads remaining near multi-decade tights and a growing focus on potential supply pressures tied to artificial intelligence-related capital needs and increased merger and acquisition activity.

Since inception, the Fund posted positive absolute performance and achieved its investment objective by closely tracking the performance of its secondary benchmark, the Bloomberg U.S. Corporate 5-10 Year Index, before expenses. U.S. IG corporate credit delivered positive absolute performance, supported largely by steady coupon income.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	Bloomberg US Credit Corp 5-10 Year Index
9/5/2025	10,000	10,000	10,000
12/31/2025	10,114	10,127	10,149

Average Annual Return [Table Text Block]
Since Inception
Class I	1.14%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	1.27%
Bloomberg US Credit Corp 5-10 Year Index	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 959,093,000
Holdings Count | Holding	296
Advisory Fees Paid, Amount	$ 706,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$959,093
Total Number of Portfolio Holdings	296
Total Advisory Fees Paid (thousands)	$706
Portfolio Turnover Rate	11%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.6%
Short-Term Investments	0.4%
Long-Term Fixed Income Investments	98.0%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	95.0%
International Debt	3.0%
Other	2.0%

C000258272
Shareholder Report [Line Items]
Fund Name	Venerable Conservative Allocation Fund
Class Name	Class V
Trading Symbol	VCAVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$17Footnote Reference(a)	0.52%Footnote Reference(a)

Expenses Paid, Amount	$ 17	[14]
Expense Ratio, Percent	0.52%	[14]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

From inception in September 2025 through the year ended December 31, 2025, the Fund posted positive absolute performance and underperformed its secondary benchmark, a blended benchmark. Strategic asset allocation contributed positively to performance as the allocation to intermediate corporate credit outperformed core bonds as represented by the Bloomberg U.S. Aggregate Bond Index. The Fund invests in underlying funds that seek to replicate the performance of their respective performance benchmarks and therefore security selection of the underlying funds is not a driver of Fund performance.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class V	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	Venerable Conservative Allocation Fund Performance Composite BenchmarkFootnote Reference(c)
9/5/2025	10,000	10,000	10,000
12/31/2025	10,210	10,127	10,249

Average Annual Return [Table Text Block]
Since Inception
Class V	2.10%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	1.27%
Venerable Conservative Allocation Fund Performance Composite BenchmarkFootnote Reference(c)	2.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 159,452,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 26,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$159,452
Total Number of Portfolio Holdings	4
Total Advisory Fees Paid (thousands)	$26
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	75.2%
Domestic Equities	17.4%
International Equities	7.5%
Other	(0.1)%

C000258273
Shareholder Report [Line Items]
Fund Name	Venerable Conservative Appreciation Allocation Fund
Class Name	Class V
Trading Symbol	VIAVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$17Footnote Reference(a)	0.52%Footnote Reference(a)

Expenses Paid, Amount	$ 17	[15]
Expense Ratio, Percent	0.52%	[15]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

From inception in September 2025 through the year ended December 31, 2025, the Fund posted positive absolute performance and underperformed its secondary benchmark, a blended benchmark. Strategic asset allocation contributed positively to performance as the allocation to intermediate corporate credit outperformed core bonds as represented by the Bloomberg U.S. Aggregate Bond Index. The Fund invests in underlying funds that seek to replicate the performance of their respective performance benchmarks and therefore security selection of the underlying funds is not a driver of Fund performance.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class V	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	Venerable Conservative Appreciation Allocation Fund Performance Composite BenchmarkFootnote Reference(c)
9/5/2025	10,000	10,000	10,000
12/31/2025	10,290	10,127	10,322

Average Annual Return [Table Text Block]
Since Inception
Class V	2.90%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	1.27%
Venerable Conservative Appreciation Allocation Fund Performance Composite BenchmarkFootnote Reference(c)	3.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 483,650,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 78,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$483,650
Total Number of Portfolio Holdings	4
Total Advisory Fees Paid (thousands)	$78
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	60.2%
Domestic Equities	27.8%
International Equities	12.0%

C000258268
Shareholder Report [Line Items]
Fund Name	Venerable World Conservative Allocation Fund
Class Name	Class V
Trading Symbol	VWCVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$2Footnote Reference(a)	0.07%Footnote Reference(a)

Expenses Paid, Amount	$ 2	[16]
Expense Ratio, Percent	0.07%	[16]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

From inception in September 2025 through the year ended December 31, 2025, the Fund posted positive absolute performance and outperformed its secondary benchmark, a blended benchmark. Strategic asset allocation contributed positively to performance as the allocation to high yield credit outperformed core bonds as represented by the Bloomberg U.S. Aggregate Bond Index. The Fund invests in actively managed underlying funds, and all three underlying funds outperformed their respective benchmarks over the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class V	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	Venerable World Conservative Allocation Fund Performance Composite BenchmarkFootnote Reference(c)
9/5/2025	10,000	10,000	10,000
12/31/2025	10,350	10,127	10,317

Average Annual Return [Table Text Block]
Since Inception
Class V	3.50%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	1.27%
Venerable World Conservative Allocation Fund Performance Composite BenchmarkFootnote Reference(c)	3.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 149,304,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$149,304
Total Number of Portfolio Holdings	3
Total Advisory Fees Paid (thousands)	$0
Portfolio Turnover Rate	8%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	60.2%
International Equities	39.8%

C000247362
Shareholder Report [Line Items]
Fund Name	Venerable Moderate Allocation Fund
Class Name	Class V
Trading Symbol	VMAVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended December 31, 2025, the Fund posted positive absolute performance and modestly underperformed its secondary benchmark, a blended benchmark. Strategic asset allocation contributed positively to performance as the allocation to high yield credit outperformed core bonds as represented by the Bloomberg U.S. Aggregate Bond Index. The Fund invests in actively managed underlying funds, and the performance of the underlying funds was mixed relative to their respective performance benchmarks over the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class V	Russell 1000®IndexFootnote Reference(a)	Venerable Moderate Performance BenchmarkFootnote Reference(b)
9/4/2024	10,000	10,000	10,000
12/31/2024	10,390	10,742	10,333
12/31/2025	11,704	12,608	11,719

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class V	12.64%	12.62%
Russell 1000®IndexFootnote Reference(a)	17.37%	19.14%
Venerable Moderate Performance BenchmarkFootnote Reference(b)	13.41%	12.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,185,412,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,119,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$2,185,412
Total Number of Portfolio Holdings	4
Total Advisory Fees Paid (thousands)	$1,119
Portfolio Turnover Rate	36%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Domestic Equities	59.9%
Fixed Income	40.1%

C000258280
Shareholder Report [Line Items]
Fund Name	Venerable Moderate Appreciation Allocation Fund
Class Name	Class V
Trading Symbol	VIIVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$16Footnote Reference(a)	0.51%Footnote Reference(a)

Expenses Paid, Amount	$ 16	[17]
Expense Ratio, Percent	0.51%	[17]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

From inception in September 2025 through the year ended December 31, 2025, the Fund underperformed its secondary benchmark, a blended benchmark. Strategic asset allocation contributed positively to performance as the allocation to intermediate corporate credit outperformed core bonds as represented by the Bloomberg U.S. Aggregate Bond Index. The Fund invests in underlying funds that seek to replicate the performance of their respective performance benchmarks and therefore security selection of the underlying funds is not a driver of Fund performance.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class V	MSCI World Index (Net)Footnote Reference(b)	Venerable Moderate Appreciation Allocation Fund Performance Composite BenchmarkFootnote Reference(c)
9/5/2025	10,000	10,000	10,000
12/31/2025	10,390	10,606	10,421

Average Annual Return [Table Text Block]
Since Inception
Class V	3.90%
MSCI World Index (Net)Footnote Reference(b)	6.06%
Venerable Moderate Appreciation Allocation Fund Performance Composite BenchmarkFootnote Reference(c)	4.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,008,390,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 161,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,008,390
Total Number of Portfolio Holdings	4
Total Advisory Fees Paid (thousands)	$161
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Domestic Equities	42.0%
Fixed Income	39.9%
International Equities	18.1%

C000258269
Shareholder Report [Line Items]
Fund Name	Venerable World Moderate Allocation Fund
Class Name	Class V
Trading Symbol	VWMVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$6Footnote Reference(a)	0.19%Footnote Reference(a)

Expenses Paid, Amount	$ 6	[18]
Expense Ratio, Percent	0.19%	[18]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

From inception in September 2025 through the year ended December 31, 2025, the Fund posted positive absolute performance and outperformed its secondary benchmark, a blended benchmark. Strategic asset allocation contributed positively to performance as the allocation to high yield credit outperformed core bonds as represented by the Bloomberg U.S. Aggregate Bond Index. The Fund invests in actively managed underlying funds, and all three underlying funds outperformed their respective benchmarks over the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class V	MSCI World Index (Net)Footnote Reference(b)	Venerable World Moderate Allocation Fund Performance Composite BenchmarkFootnote Reference(c)
9/5/2025	10,000	10,000	10,000
12/31/2025	10,430	10,606	10,413

Average Annual Return [Table Text Block]
Since Inception
Class V	4.30%
MSCI World Index (Net)Footnote Reference(b)	6.06%
Venerable World Moderate Allocation Fund Performance Composite BenchmarkFootnote Reference(c)	4.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 379,975,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 61,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$379,975
Total Number of Portfolio Holdings	3
Total Advisory Fees Paid (thousands)	$61
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	60.1%
Fixed Income	39.9%

C000258264
Shareholder Report [Line Items]
Fund Name	Venerable Appreciation Allocation Fund
Class Name	Class V
Trading Symbol	VAAVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$16Footnote Reference(a)	0.50%Footnote Reference(a)

Expenses Paid, Amount	$ 16	[19]
Expense Ratio, Percent	0.50%	[19]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

From inception in September 2025 through the year ended December 31, 2025, the Fund posted positive absolute performance and underperformed its secondary benchmark, a blended benchmark. Strategic asset allocation contributed positively to performance as the allocation to intermediate corporate credit outperformed core bonds as represented by the Bloomberg U.S. Aggregate Bond Index. The Fund invests in underlying funds that seek to replicate the performance of their respective performance benchmarks and therefore security selection of the underlying funds is not a driver of Fund performance.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class V	MSCI World Index (Net)Footnote Reference(b)	Venerable Appreciation Allocation Fund Performance Composite BenchmarkFootnote Reference(c)
9/5/2025	10,000	10,000	10,000
12/31/2025	10,460	10,606	10,495

Average Annual Return [Table Text Block]
Since Inception
Class V	4.60%
MSCI World Index (Net)Footnote Reference(b)	6.06%
Venerable Appreciation Allocation Fund Performance Composite BenchmarkFootnote Reference(c)	4.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,571,790,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 251,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,571,790
Total Number of Portfolio Holdings	3
Total Advisory Fees Paid (thousands)	$251
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Domestic Equities	52.5%
Fixed Income	24.9%
International Equities	22.6%

C000258267
Shareholder Report [Line Items]
Fund Name	Venerable World Appreciation Allocation Fund
Class Name	Class V
Trading Symbol	VEDVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 366-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$5Footnote Reference(a)	0.16%Footnote Reference(a)

Expenses Paid, Amount	$ 5	[20]
Expense Ratio, Percent	0.16%	[20]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

From inception in September 2025 through the year ended December 31, 2025, the Fund posted positive absolute performance and outperformed its secondary benchmark, a blended benchmark. Strategic asset allocation contributed positively to performance as the allocation to high yield credit outperformed core bonds as represented by the Bloomberg U.S. Aggregate Bond Index. The Fund invests in actively managed underlying funds, and all three underlying funds outperformed their respective benchmarks over the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class V	MSCI World Index (Net)Footnote Reference(b)	Venerable World Appreciation Allocation Fund Performance Composite BenchmarkFootnote Reference(c)
9/5/2025	10,000	10,000	10,000
12/31/2025	10,500	10,606	10,485

Average Annual Return [Table Text Block]
Since Inception
Class V	5.00%
MSCI World Index (Net)Footnote Reference(b)	6.06%
Venerable World Appreciation Allocation Fund Performance Composite BenchmarkFootnote Reference(c)	4.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 380,212,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 60,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$380,212
Total Number of Portfolio Holdings	3
Total Advisory Fees Paid (thousands)	$60
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	75.2%
Fixed Income	24.8%

[1]	Expenses are only for the period since inception and would be higher for a full reporting period.
[2]	Expenses are only for the period since inception and would be higher for a full reporting period.
[3]	Expenses are only for the period since inception and would be higher for a full reporting period.
[4]	Expenses are only for the period since inception and would be higher for a full reporting period.
[5]	Expenses are only for the period since inception and would be higher for a full reporting period.
[6]	Expenses are only for the period since inception and would be higher for a full reporting period.
[7]	Expenses are only for the period since inception and would be higher for a full reporting period.
[8]	Expenses are only for the period since inception and would be higher for a full reporting period.
[9]	Expenses are only for the period since inception and would be higher for a full reporting period.
[10]	Expenses are only for the period since inception and would be higher for a full reporting period.
[11]	Expenses are only for the period since inception and would be higher for a full reporting period.
[12]	Expenses are only for the period since inception and would be higher for a full reporting period.
[13]	Expenses are only for the period since inception and would be higher for a full reporting period.
[14]	Expenses are only for the period since inception and would be higher for a full reporting period.
[15]	Expenses are only for the period since inception and would be higher for a full reporting period.
[16]	Expenses are only for the period since inception and would be higher for a full reporting period.
[17]	Expenses are only for the period since inception and would be higher for a full reporting period.
[18]	Expenses are only for the period since inception and would be higher for a full reporting period.
[19]	Expenses are only for the period since inception and would be higher for a full reporting period.
[20]	Expenses are only for the period since inception and would be higher for a full reporting period.